SUPPLEMENTAL CASH FLOW INFORMATION	3 Months Ended
Mar. 31, 2022
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

10. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the year ended March 31, 2022 and 2021 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	March 31, 2021
(Increase) in due from related party	(154)	(22)
(Increase) in prepaid expenses	(9)	(15)
(increase) in Sales tax receivable and deferred RTO expense	(198)	(5)
Increase in trade payables and accrued liabilities	270	159
Total changes in working capital	(91)	117

During the three months period ended March 31, 2022, the Company:

i)	transferred $44,144 from reserve to deficit;
ii)	Transferred $138,662 from reserve to common share capital;
iii)	recorded $86,569 as the net change for accrued exploration and evaluation expenditures;

During the three months period ended March 31, 2021, the Company:

i)	transferred $97,953 from reserve to deficit;
ii)	Transferred $242,901 from reserve to common share capital;
iii)	recorded $5,568 as the net change for accrued exploration and evaluation expenditures;
iv)	Reclassed $50,000 from advance to investment in PNR.